Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Accounts receivable	$ (568)	$ 280
Accounts payable	5,457	1,721
Debt Conversion, Converted Instrument, Amount	14,660	0
Related Party [Member]
Accounts receivable	(1,405)	(88)
Accounts payable	2,583	758
Debt Conversion, Converted Instrument, Amount	$ 3,853	$ 0